Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

20.Fair Value Measurements

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, and accounts payable and accrued liabilities approximate their carrying amounts due to the short-term maturity of those instruments except for the amounts associated with share units issued as part of the Split Transaction, as disclosed below.  The fair value of cash in reserve approximates its carrying amount due to the nature of the instruments held.  Fair value information related to pension plan assets is included in Note 19.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units resulting from the Split Transaction, which are discussed further in Notes 21 and 18, respectively.  These items are carried at fair value in the Consolidated Balance Sheet and are classified within the three levels of the fair value hierarchy in the following tables.  There have been no transfers between the hierarchy levels during the period.

As at December 31, 2013	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (4)	Carrying Amount

Risk Management
Risk Management Assets
Current	$-	$71	$-	$71	$(15)	$56
Long-term	-	204	-	204	-	204
Risk Management Liabilities
Current	-	38	2	40	(15)	25
Long-term	-	-	5	5	-	5

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (1)	$-	$-	$-	$-	$-	$-
Accounts payable and accrued liabilities (2)	-	-	-	-	-	-
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (3)	-	-	8	8	-	8

As at December 31, 2012	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (4)	Carrying Amount

Risk Management
Risk Management Assets
Current	$2	$505	$-	$507	$(28)	$479
Long-term	-	112	-	112	(1)	111
Risk Management Liabilities
Current	-	25	8	33	(28)	5
Long-term	-	7	4	11	(1)	10

Share Units Resulting from the Split Transaction
Encana Share Units Held by Cenovus Employees
Accounts receivable and accrued revenues (1)	$-	$-	$1	$1	$-	$1
Accounts payable and accrued liabilities (2)	-	-	1	1	-	1
Cenovus Share Units Held by Encana Employees
Accounts payable and accrued liabilities (3)	-	-	36	36	-	36

(1)Receivable from Cenovus.

(2)Payable to Cenovus employees.

(3)Payable to Cenovus.

(4)Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.

The Company’s Level 1 and Level 2 risk management assets and liabilities consist of commodity fixed price contracts and basis swaps with terms to 2016.  The fair values of these contracts are based on a market approach and are estimated using inputs which are either directly or indirectly observable at the reporting date, such as exchange and other published prices, broker quotes and observable trading activity.

Level 3 Fair Value Measurements

As at December 31, 2013, the Company’s Level 3 risk management assets and liabilities consist of power purchase contracts with terms to 2017.  The fair values of the power purchase contracts are based on the income approach and are modelled internally using observable and unobservable inputs such as forward power prices in less active markets.  The unobservable inputs are obtained from third parties whenever possible and reviewed by the Company for reasonableness.

Changes in amounts related to risk management assets and liabilities are recognized in revenues and transportation and processing expense according to their purpose.  Changes in amounts related to share units resulting from the Split Transaction are recognized in operating expense, administrative expense and capitalized within property, plant and equipment as described in Note 18.

A summary of changes in Level 3 fair value measurements during 2013 and 2012 is presented below:

	Risk Management		Share Units Resulting from Split Transaction
	2013	2012	2013	2012

Balance, Beginning of Year	$(12)	$18	$(36)	$(83)
Total gains (losses)	3	(18)	16	4
Purchases, issuances and settlements
Purchases	-	-	-	-
Settlements	2	(12)	12	43
Transfers in and out of Level 3	-	-	-	-
Balance, End of Year	$(7)	$(12)	$(8)	$(36)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$(2)	$(21)	$20	$(7)

Quantitative information about unobservable inputs used in Level 3 fair value measurements is presented below:

	Valuation Technique	Unobservable Input	2013	2012

Risk Management - Natural Gas Options	Option Model	Price volatility	-	0.3% - 28.3%

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$49.25 - $54.47	$48.25 - $57.97

Share Units Resulting from the Split Transaction	Option Model	Cenovus share unit volatility	27.75%	30.18%

A  five percentage point increase or decrease in natural gas price volatility would cause no decrease or increase (2012 – nil)  to net risk management assets. A 10 percent increase or decrease in estimated forward power prices would cause a corresponding $7 million (2012 – $6 million) increase or decrease to net risk management assets.    A  five percentage point increase or decrease in Cenovus share unit estimated volatility would cause no increase or decrease (2012 – $2 million) to accounts payable and accrued liabilities.